CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Cash from operations		$ 202.1	$ 254.8	$ 447.0	$ 471.0
Income taxes paid		(52.1)	(15.0)	(68.4)	(31.0)
Payment for rent			(1.7)		(1.6)
Payment for tower and tower equipment decommissioning			(0.4)		(0.4)
Net cash from operating activities		150.0	237.7	378.6	438.0
Cash flow from investing activities
Purchase of property, plant and equipment		(29.1)	(40.0)	(71.4)	(87.1)
Payment in advance for property, plant and equipment		(8.2)	(6.3)	(12.4)	(15.7)
Purchase of software and licenses		(0.5)		(0.5)	(0.1)
Proceeds from sale of subsidiaries, net of cash disposed		177.3		182.1
Net proceeds relating to disposal of property, plant and equipment		0.9	1.1	2.0	1.8
Insurance claims received		0.1	0.2	0.1	0.3
Interest received		14.7	11.3	24.8	20.6
Deposit of short-term deposits		(7.7)	(14.0)	(8.5)	(15.8)
Refund of short-term deposits		0.8	0.4	1.8	9.5
Net cash from/(used in) investing activities		148.3	(47.3)	118.0	(86.5)
Cash flows from financing activities
Proceeds received from issuance of borrowings (net of transaction costs)			195.9		195.9
Repayment of borrowings		(24.9)	(328.4)	(41.6)	(348.9)
Fees on borrowings and derivative instruments		(2.4)	(7.7)	(4.4)	(12.2)
Interest paid		(97.5)	(116.2)	(130.5)	(171.8)
Payment for the principal portion of lease liabilities		(14.7)	(12.3)	(31.4)	(23.7)
Interest paid for lease liabilities		(18.8)	(16.3)	(34.6)	(29.4)
Settlement of non-deliverable forwards		(8.2)		(8.2)
Interest paid on derivative instruments			(6.3)		(9.3)
Net cash used in financing activities		(166.5)	(291.3)	(250.7)	(399.4)
Net increase/(decrease) in cash and cash equivalents		131.8	(100.9)	245.9	(47.9)
Cash and cash equivalents at beginning of period		966.5	629.0	853.3	578.0
Exchange differences		(4.9)	5.0	(5.8)	3.0
Cash and cash equivalents at end of period	[1]	$ 1,093.4	$ 533.1	$ 1,093.4	$ 533.1

[1]	Includes $19.9 million classified within assets held for sale as of June 30, 2026 (see note 21.2)